Other Receivables - Additional information (Details) - USD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Other Receivables
Capital adjustments receivable from acquisitions is recoverable from amounts held in escrow	$ 0.4	$ 0.3